KOBREN INSIGHT FUNDS
Supplement dated May 11, 1998 to
Prospectus dated April 22, 1998



	Effective May 11, 1998, the minimum investments in a fund have been revised as follows:

		Initial Investment (non-IRA)			$2,500
			Subsequent Investments 		   $500

		Individual and Roth Retirement Accounts:
			Initial Investment			$2,000
			Subsequent Investments		   $500

		Automatic Investment Plan:
			Initial Investment			$2,500
			Subsequent Investments		   $100

		To Establish Systematic Withdrawal Plans:
			Minimum Account Value		$5,000

	The amount to which Redemptions of Sub-Minimum Accounts is applicable, as disclosed on page 13 of the Prospectus, has been reduced to $1,000.